Investment Objectives and Goals	Aug. 17, 2026
Tema Power Semiconductor ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA POWER SEMICONDUCTOR ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Power Semiconductor ETF (the “Fund”) seeks to provide long-term growth.
Tema Semiconductor Supply Chain ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA SEMICONDUCTOR SUPPLY CHAIN ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Semiconductor Supply Chain ETF (the “Fund”) seeks to provide long-term growth.
Tema Semiconductor Packaging ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA SEMICONDUCTOR PACKAGING ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Semiconductor Packaging ETF (the “Fund”) seeks to provide long-term growth.
Tema AI Token Economy ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA AI TOKEN ECONOMY ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema AI Token Economy ETF (the “Fund”) seeks to provide long-term growth.
Tema Neocloud ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA NEOCLOUD ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Neocloud ETF (the “Fund”) seeks to provide long-term growth.